Eaton Vance
Emerging and Frontier Countries Equity Fund
July 31, 2022 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $178,689,020 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 93.6%
Security	Shares	Value
Brazil — 7.8%
AMBEV S.A.	231,100	$ 666,845
B3 S.A. - Brasil Bolsa Balcao	290,100	621,791
Banco Bradesco S.A.	95,480	267,021
Banco Bradesco S.A., PFC Shares	248,380	836,718
Banco BTG Pactual S.A.	67,300	293,050
Banco do Brasil S.A.	49,200	342,035
Cosan S.A.	62,800	226,605
Equatorial Energia S.A.	59,500	285,305
Gerdau S.A., PFC Shares	63,600	300,662
Hapvida Participacoes e Investimentos S.A.(1)	217,661	259,135
Itau Unibanco Holding S.A., PFC Shares	221,600	1,011,614
Itausa S.A., PFC Shares	237,900	396,799
JBS S.A.	42,400	261,737
Klabin S.A.	47,400	182,579
Localiza Rent a Car S.A.	33,500	372,999
Lojas Renner S.A.	60,200	294,246
Magazine Luiza S.A.	121,800	60,734
Natura & Co. Holding S.A.	56,300	169,528
Petroleo Brasileiro S.A.	170,800	1,220,071
Petroleo Brasileiro S.A., PFC Shares	215,800	1,424,319
Raia Drogasil S.A.	65,200	264,374
Rede D'Or Sao Luiz S.A.(1)	25,300	158,379
Rumo S.A.	80,500	272,892
Suzano S.A.	39,000	363,988
Telefonica Brasil S.A.	29,800	256,872
Vale S.A.	178,500	2,406,288
Vibra Energia S.A.	68,000	218,820
Weg S.A.	84,700	459,015
		$ 13,894,421
Bulgaria — 1.7%
Eurohold Bulgaria AD(2)	1,614,000	$ 1,684,902
Sopharma AD(2)	560,000	1,304,817
		$ 2,989,719
China — 15.9%
Agricultural Bank of China, Ltd., Class H	521,000	$ 171,837
Alibaba Group Holding, Ltd.(2)	159,700	1,795,582
Alibaba Group Holding, Ltd. ADR(2)	9,150	817,735
Alibaba Health Information Technology, Ltd.(2)	72,000	43,236
Aluminum Corp. of China, Ltd., Class H	72,000	26,370
Anhui Conch Cement Co., Ltd., Class H	27,500	108,809
ANTA Sports Products, Ltd.	20,000	220,217
Autohome, Inc. ADR	1,400	49,966
Security	Shares	Value
China (continued)
Baidu, Inc. ADR(2)	4,317	$ 589,573
Bank of China, Ltd., Class H	1,286,000	457,283
Bank of Communications, Ltd., Class H	188,000	111,900
BeiGene, Ltd. ADR(2)	1,044	175,476
Bilibili, Inc. ADR(2)	4,519	110,444
BYD Co., Ltd., Class A	2,900	138,608
BYD Co., Ltd., Class H	13,500	493,911
China CITIC Bank Corp., Ltd., Class H	227,000	94,881
China Conch Venture Holdings, Ltd.	40,500	78,517
China Construction Bank Corp., Class H	1,453,000	927,901
China Gas Holdings, Ltd.	76,400	117,438
China Hongqiao Group, Ltd.	37,000	38,557
China International Capital Corp., Ltd., Class H(1)	22,400	41,187
China Life Insurance Co., Ltd., Class H	146,000	217,455
China Longyuan Power Group Corp., Ltd., Class H	72,000	115,672
China Mengniu Dairy Co., Ltd.(2)	56,000	260,176
China Merchants Bank Co., Ltd., Class A	26,900	140,231
China Merchants Bank Co., Ltd., Class H	66,000	356,618
China Merchants Port Holdings Co., Ltd.	50,000	80,642
China National Building Material Co., Ltd., Class H	102,000	102,380
China Overseas Land & Investment, Ltd.	70,000	193,439
China Pacific Insurance (Group) Co., Ltd., Class H	64,200	137,133
China Petroleum & Chemical Corp., Class H	456,000	214,984
China Power International Development, Ltd.	91,000	51,550
China Resources Beer Holdings Co., Ltd.	30,000	206,931
China Resources Gas Group, Ltd.	26,000	109,107
China Resources Land, Ltd.	56,000	233,872
China Resources Mixc Lifestyle Services, Ltd.(1)	17,800	75,415
China Resources Power Holdings Co., Ltd.	54,000	101,668
China Shenhua Energy Co., Ltd., Class H	65,500	185,125
China State Construction International Holdings, Ltd.	36,000	37,329
China Tourism Group Duty Free Corp., Ltd., Class A	3,400	106,199
China Tower Corp., Ltd., Class H(1)	1,082,000	139,202
China Vanke Co., Ltd., Class H	46,600	88,637
China Yangtze Power Co., Ltd., Class A	35,900	127,383
CITIC Securities Co., Ltd., Class H	61,000	125,427
CITIC, Ltd.	132,000	142,769
Contemporary Amperex Technology Co., Ltd., Class A(2)	2,800	212,750
COSCO SHIPPING Holdings Co., Ltd., Class H	75,000	112,521
Country Garden Holdings Co., Ltd.	197,000	76,184
Country Garden Services Holdings Co., Ltd.	41,000	91,432
CSPC Pharmaceutical Group, Ltd.	178,000	194,902
Daqo New Energy Corp. ADR(2)	1,887	122,089
East Money Information Co., Ltd., Class A	26,200	86,779
ENN Energy Holdings, Ltd.	15,100	246,320
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,850	47,307

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Fosun International, Ltd.	43,500	$ 34,272
Ganfeng Lithium Co., Ltd., Class H(1)	9,800	88,614
GDS Holdings, Ltd. ADR(2)	1,400	38,752
Geely Automobile Holdings, Ltd.	113,000	224,067
Genscript Biotech Corp.(2)	16,000	57,930
Great Wall Motor Co., Ltd., Class H	79,500	126,033
Guangdong Investment, Ltd.	84,000	81,827
Guangzhou Automobile Group Co., Ltd., Class H	102,000	95,742
H World Group, Ltd. ADR	4,381	168,011
Haier Smart Home Co., Ltd., Class H	51,400	164,506
Hengan International Group Co., Ltd.	18,500	89,544
Industrial & Commercial Bank of China, Ltd., Class A	66,000	42,929
Industrial & Commercial Bank of China, Ltd., Class H	907,000	479,520
Industrial Bank Co., Ltd., Class A	36,400	96,158
Innovent Biologics, Inc.(1)(2)	34,000	142,122
JD.com, Inc., Class A	29,900	891,993
JOYY, Inc. ADR	1,000	25,890
KE Holdings, Inc. ADR(2)	8,904	125,635
Kingboard Holdings, Ltd.	10,500	30,720
Kingdee International Software Group Co., Ltd.(2)	64,000	138,184
Kingsoft Corp., Ltd.	27,200	90,820
Kuaishou Technology(1)(2)	11,800	118,642
Kunlun Energy Co., Ltd.	106,000	78,034
Kweichow Moutai Co., Ltd., Class A	1,300	366,277
Lenovo Group, Ltd.	158,000	153,228
Li Auto, Inc. ADR(2)	9,702	318,614
Li Ning Co., Ltd.	40,000	324,465
Longfor Group Holdings, Ltd.(1)	35,500	118,619
LONGi Green Energy Technology Co., Ltd., Class A	13,160	120,576
Lufax Holding, Ltd. ADR	17,942	82,174
Luzhou Laojiao Co., Ltd., Class A	2,900	95,742
Meituan, Class B(1)(2)	60,100	1,348,244
Muyuan Foods Co., Ltd., Class A	5,400	47,900
NetEase, Inc.	31,500	589,263
New China Life Insurance Co., Ltd., Class H	16,200	38,605
NIO, Inc. ADR(2)	21,791	429,936
Nongfu Spring Co., Ltd., Class H(1)	33,600	201,371
People's Insurance Co. Group of China, Ltd., Class H	147,000	44,013
PetroChina Co., Ltd., Class H	396,000	184,916
PICC Property & Casualty Co., Ltd., Class H	144,000	147,815
Pinduoduo, Inc. ADR(2)	7,445	364,879
Ping An Bank Co., Ltd., Class A	20,100	37,898
Ping An Insurance Group Co. of China, Ltd., Class A	16,200	101,403
Ping An Insurance Group Co. of China, Ltd., Class H	101,500	596,519
Postal Savings Bank of China Co., Ltd., Class H(1)	191,000	126,370
Security	Shares	Value
China (continued)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	40,800	$ 51,035
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	2,300	93,605
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	2,000	86,090
Shenzhou International Group Holdings, Ltd.	16,000	168,291
Silergy Corp.	8,000	149,715
Sino Biopharmaceutical, Ltd.	232,000	134,500
Sinopharm Group Co., Ltd., Class H	44,400	101,729
Smoore International Holdings, Ltd.(1)	46,000	106,234
Sunny Optical Technology Group Co., Ltd.	13,200	178,577
Tencent Holdings, Ltd.	82,600	3,192,392
Tencent Music Entertainment Group ADR(2)	10,400	43,784
Tingyi (Cayman Islands) Holding Corp.	54,000	88,894
Trip.com Group, Ltd. ADR(2)	10,049	259,063
Tsingtao Brewery Co., Ltd., Class H	14,000	136,753
Vipshop Holdings, Ltd. ADR(2)	12,439	113,941
Want Want China Holdings, Ltd.	132,000	107,427
Weichai Power Co., Ltd., Class H	31,000	44,320
Wharf Holdings, Ltd.	34,000	124,334
Wuliangye Yibin Co., Ltd., Class A	5,200	137,896
WuXi AppTec Co., Ltd., Class A	2,800	38,819
WuXi AppTec Co., Ltd., Class H(1)	9,800	118,719
WuXi Biologics Cayman, Inc.(1)(2)	60,000	574,327
Xiaomi Corp., Class B(1)(2)	251,400	395,398
Xinyi Solar Holdings, Ltd.	104,000	176,676
XPeng, Inc. ADR(2)	7,697	188,038
Yankuang Energy Group Co., Ltd., Class H	40,000	124,992
Yum China Holdings, Inc.	7,217	351,540
Zai Lab, Ltd. ADR(2)	1,200	48,636
Zhongsheng Group Holdings, Ltd.	16,500	94,461
Zijin Mining Group Co., Ltd., Class H	122,000	142,961
ZTO Express Cayman, Inc. ADR	8,479	216,978
		$ 28,407,953
Cyprus — 2.9%
Bank of Cyprus Holdings PLC(2)(3)	45,800	$ 48,166
Bank of Cyprus Holdings PLC(2)(3)	4,880,212	5,062,030
		$ 5,110,196
Egypt — 0.4%
Taaleem Management Services Co. SAE(2)	4,015,182	$ 658,546
		$ 658,546
Georgia — 6.0%
Bank of Georgia Group PLC	241,290	$ 4,438,470

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Georgia (continued)
Georgia Capital PLC(2)	230,876	$ 1,778,434
TBC Bank Group PLC	262,922	4,426,044
		$ 10,642,948
Greece — 7.2%
Alpha Services and Holdings S.A.(2)	841,800	$ 748,220
Athens Water Supply & Sewage Co. S.A.	27,260	223,822
Eurobank Ergasias Services and Holdings S.A.(2)	1,524,234	1,404,082
GEK Terna Holding Real Estate Construction S.A.(2)	32,780	324,518
Hellenic Petroleum Holdings S.A.	39,014	250,917
Hellenic Telecommunications Organization S.A.	141,851	2,442,384
Holding Co. ADMIE IPTO S.A.	74,659	140,813
JUMBO S.A.	68,000	1,054,325
LAMDA Development S.A.(2)	44,767	266,001
Motor Oil (Hellas) Corinth Refineries S.A.	38,200	662,133
Mytilineos S.A.	62,365	964,582
National Bank of Greece S.A.(2)	329,717	1,032,938
OPAP S.A.	121,690	1,685,932
Public Power Corp. S.A.(2)	130,891	776,457
Sarantis S.A.	22,445	157,954
Terna Energy S.A.	29,221	525,659
Titan Cement International S.A.	24,177	277,628
		$ 12,938,365
Indonesia — 7.9%
Adaro Energy Indonesia Tbk PT	1,474,800	$ 323,834
Astra International Tbk PT	2,614,000	1,116,434
Bank Central Asia Tbk PT	6,568,200	3,266,103
Bank Jago Tbk PT(2)	457,500	326,933
Bank Mandiri Persero Tbk PT	1,637,000	916,324
Bank Negara Indonesia Persero Tbk PT	720,800	382,540
Bank Rakyat Indonesia Persero Tbk PT	8,211,084	2,423,853
Barito Pacific Tbk PT	5,873,100	356,766
Charoen Pokphand Indonesia Tbk PT	1,298,100	490,243
Indofood Sukses Makmur Tbk PT	929,600	426,361
Kalbe Farma Tbk PT	4,133,600	451,690
Merdeka Copper Gold Tbk PT(2)	2,110,700	579,278
Sarana Menara Nusantara Tbk PT	4,997,600	396,007
Telkom Indonesia Persero Tbk PT	6,123,700	1,749,051
Unilever Indonesia Tbk PT	821,100	250,024
United Tractors Tbk PT	312,600	683,160
		$ 14,138,601
Lithuania — 1.3%
AB Ignitis Grupe GDR(4)	49,010	$ 886,509
Security	Shares	Value
Lithuania (continued)
Siauliu Bankas AB	2,442,564	$ 1,428,745
		$ 2,315,254
Serbia — 0.5%
Metalac AD(2)	67,357	$ 983,944
		$ 983,944
Slovenia — 2.7%
Nova Ljubljanska Banka dd(1)	61,521	$ 3,588,083
Nova Ljubljanska Banka dd GDR(4)	60,052	721,325
Petrol	930	486,551
		$ 4,795,959
South Korea — 11.5%
AMOREPACIFIC Corp.	1,140	$ 113,452
Celltrion Healthcare Co., Ltd.	2,946	164,512
Celltrion, Inc.	2,896	423,990
CJ CheilJedang Corp.	339	102,179
Coway Co., Ltd.	2,186	107,838
Doosan Enerbility Co., Ltd.(2)	13,566	196,815
Ecopro BM Co., Ltd.	1,708	157,943
Hana Financial Group, Inc.	9,769	279,945
Hanwha Solutions Corp.(2)	4,550	153,723
HLB, Inc.(2)	3,700	119,969
HMM Co., Ltd.	9,451	181,463
HYBE Co., Ltd.(2)	432	58,662
Hyundai Engineering & Construction Co., Ltd.	3,379	109,873
Hyundai Glovis Co., Ltd.	762	106,949
Hyundai Mobis Co., Ltd.	1,909	335,998
Hyundai Motor Co.	4,067	614,984
Hyundai Steel Co.	2,500	65,760
Kakao Corp.	9,381	541,718
KakaoBank Corp.(2)	2,472	58,960
KB Financial Group, Inc.	12,130	451,138
Kia Corp.	7,832	490,341
Korea Aerospace Industries, Ltd.	2,870	126,221
Korea Electric Power Corp.(2)	9,138	157,383
Korea Investment Holdings Co., Ltd.	1,239	60,288
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,746	114,097
Korea Zinc Co., Ltd.	330	121,319
Korean Air Lines Co., Ltd.(2)	6,673	130,385
Krafton, Inc.(2)	869	156,825
KT&G Corp.	3,555	224,068
L&F Co., Ltd.(2)	839	148,466
LG Chem, Ltd.	1,442	671,618
LG Corp.	3,183	198,669

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Display Co., Ltd.	9,346	$ 110,491
LG Electronics, Inc.	3,428	250,046
LG Energy Solution, Ltd.(2)	683	222,715
LG H&H Co., Ltd.	316	189,925
LG Innotek Co., Ltd.	522	146,358
Lotte Chemical Corp.	493	67,076
Naver Corp.	3,924	784,962
NCSoft Corp.	575	165,191
Pearl Abyss Corp.(2)	890	36,666
POSCO Chemical Co., Ltd.	1,169	118,644
POSCO Holdings, Inc.	2,360	440,749
Samsung Biologics Co., Ltd.(1)(2)	533	355,014
Samsung C&T Corp.	2,715	252,044
Samsung Electro-Mechanics Co., Ltd.	1,863	205,152
Samsung Electronics Co., Ltd.	134,116	6,348,400
Samsung Engineering Co., Ltd.(2)	6,765	102,398
Samsung Fire & Marine Insurance Co., Ltd.	1,075	163,316
Samsung Heavy Industries Co., Ltd.(2)	25,662	111,250
Samsung Life Insurance Co., Ltd.	3,000	140,241
Samsung SDI Co., Ltd.	1,581	694,928
Samsung SDS Co., Ltd.	1,303	136,668
Shinhan Financial Group Co., Ltd.	14,332	394,692
SK Bioscience Co., Ltd.(2)	942	88,664
SK Hynix, Inc.	15,615	1,180,444
SK Innovation Co., Ltd.(2)	1,789	259,178
SK Square Co., Ltd.(2)	3,831	126,147
SK, Inc.	1,234	209,313
S-Oil Corp.	1,757	125,231
Woori Financial Group, Inc.	18,413	168,970
Yuhan Corp.	2,351	104,666
		$ 20,645,090
Taiwan — 7.7%
ASE Technology Holding Co., Ltd.	73,358	$ 213,768
Asustek Computer, Inc.	17,000	160,372
AUO Corp.(2)	229,000	102,830
Cathay Financial Holding Co., Ltd.	161,087	245,747
Chailease Holding Co., Ltd.	33,348	237,163
China Steel Corp.	248,000	230,905
Chunghwa Telecom Co., Ltd.	79,000	320,552
CTBC Financial Holding Co., Ltd.	256,000	196,677
Delta Electronics, Inc.	38,680	336,405
E.Sun Financial Holding Co., Ltd.	189,462	174,644
First Financial Holding Co., Ltd.	161,185	145,596
Formosa Chemicals & Fibre Corp.	83,000	194,578
Formosa Plastics Corp.	82,000	252,915
Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co., Ltd.	149,568	$ 280,950
Globalwafers Co., Ltd.	6,000	90,890
Hon Hai Precision Industry Co., Ltd.	218,508	798,591
Hotai Motor Co., Ltd.	8,000	162,024
Hua Nan Financial Holdings Co., Ltd.	146,543	113,368
Largan Precision Co., Ltd.	2,000	140,285
MediaTek, Inc.	26,000	599,042
Mega Financial Holding Co., Ltd.	155,000	183,615
Nan Ya Plastics Corp.	108,000	243,390
Novatek Microelectronics Corp.	13,000	115,814
Quanta Computer, Inc.	67,000	190,209
Realtek Semiconductor Corp.	11,000	126,497
Shin Kong Financial Holding Co., Ltd.	8,514	2,434
Taishin Financial Holding Co., Ltd.	177,393	93,380
Taiwan Cement Corp.	142,343	184,714
Taiwan Cooperative Financial Holding Co., Ltd.	151,072	138,508
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	6,722,630
Uni-President Enterprises Corp.	108,960	256,506
United Microelectronics Corp.	221,000	297,302
Yuanta Financial Holding Co., Ltd.	242,422	162,495
		$ 13,714,796
United Arab Emirates — 12.1%
Abu Dhabi Commercial Bank PJSC	661,924	$ 1,645,252
Abu Dhabi Islamic Bank PJSC	321,170	795,932
Abu Dhabi National Oil Co. for Distribution PJSC	647,100	754,576
Al Yah Satellite Communications Co-Pjsc-Yah Sat	4,224,438	3,014,170
Aldar Properties PJSC	1,008,500	1,347,271
Aramex PJSC	852,000	878,359
Dubai Electricity & Water Authority PJSC(2)	3,264,287	2,258,316
Dubai Islamic Bank PJSC	423,067	677,967
Emaar Properties PJSC	1,012,900	1,520,051
Emirates Telecommunications Group Co. PJSC	440,000	3,339,349
First Abu Dhabi Bank PJSC	652,654	3,454,168
National Central Cooling Co. PJSC	1,342,340	1,021,140
Ras Al Khaimah Ceramics	1,240,700	966,759
		$ 21,673,310
Vietnam — 8.0%
FPT Corp.	1,251,279	$ 4,484,409
Mobile World Investment Corp.	974,498	2,623,295
No Va Land Investment Group Corp.(2)	7,524	24,038
Phat Dat Real Estate Development Corp.(2)	3,271	7,378
Phu Nhuan Jewelry JSC	524,900	2,570,691
Refrigeration Electrical Engineering Corp.	319,555	1,065,621

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietnam Prosperity JSC Bank(2)	1,468,759	$ 1,932,482
Vietnam Technological & Commercial Joint Stock Bank(2)	964,400	1,570,497
		$ 14,278,411
Total Common Stocks (identified cost $156,020,369)		$167,187,513

Preferred Stocks — 0.6%
Security	Shares	Value
South Korea — 0.6%
Hyundai Motor Co., Ltd.	1,499	$ 109,034
Samsung Electronics Co., Ltd.	23,936	1,051,978
		$ 1,161,012
Taiwan — 0.0%(5)
Fubon Financial Holding Co., Ltd.	2,110	$ 4,171
		$ 4,171
Total Preferred Stocks (identified cost $984,483)		$ 1,165,183

Short-Term Investments — 1.6%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(6)	1,356,270	$ 1,356,270
Total Affiliated Fund (identified cost $1,356,270)		$ 1,356,270

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/9/22(7)	$1,500	$ 1,499,328
Total U.S. Treasury Obligations (identified cost $1,499,470)		$ 1,499,328
Total Short-Term Investments (identified cost $2,855,740)		$ 2,855,598
Total Investments — 95.8% (identified cost $159,860,592)		$171,208,294
Other Assets, Less Liabilities — 4.2%		$ 7,481,986
Net Assets — 100.0%		$178,690,280
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $7,955,075 or 4.5% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $1,607,834 or 0.9% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	31.3%	$55,880,852
Information Technology	14.6	26,031,991
Consumer Discretionary	13.4	23,945,640
Communication Services	10.2	18,212,385
Industrials	5.3	9,506,118
Materials	4.3	7,720,271
Utilities	3.5	6,283,263
Energy	3.3	5,885,465
Consumer Staples	3.1	5,559,253
Health Care	2.8	5,035,152
Real Estate	2.4	4,292,306
Short-Term Investments	1.6	2,855,598
Total Investments	95.8%	$171,208,294
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	313,513	USD	335,870	9/21/22	$(14,323)
EUR	1,296,988	USD	1,389,476	9/21/22	(59,255)
KRW	10,689,700,000	USD	8,172,204	9/21/22	33,639
KRW	11,670,300,000	USD	8,932,491	9/21/22	26,099
USD	4,443,879	EUR	4,148,082	9/21/22	189,512
USD	2,601,364	EUR	2,428,210	9/21/22	110,937
USD	2,600,338	EUR	2,427,252	9/21/22	110,893
USD	2,556,205	EUR	2,386,056	9/21/22	109,011
USD	1,660,530	EUR	1,550,000	9/21/22	70,814
USD	1,016,272	EUR	948,626	9/21/22	43,339
					$620,666
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	19,000,000	USD	19,473,577	HSBC Bank USA, N.A.	8/5/22	$ —	$ (50,668)
EUR	49,886	USD	49,967	JPMorgan Chase Bank, N.A.	8/5/22	1,030	—
USD	426,431	EUR	416,173	JPMorgan Chase Bank, N.A.	8/5/22	995	—
USD	1,155,268	EUR	1,153,400	JPMorgan Chase Bank, N.A.	8/5/22	—	(23,805)
CNH	88,600,000	USD	13,136,630	Bank of America, N.A.	11/25/22	17,138	—
CNH	47,500,000	USD	7,042,337	BNP Paribas	11/25/22	9,627	—
USD	13,072,785	CNH	88,600,000	Bank of America, N.A.	11/25/22	—	(80,984)
USD	7,069,241	CNH	47,500,000	BNP Paribas	11/25/22	17,278	—

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	52,600,000	USD	7,799,410	BNP Paribas	12/22/22	$ 15,075	$ —
CNH	9,300,000	USD	1,379,167	JPMorgan Chase Bank, N.A.	12/22/22	2,481	—
CNH	20,863,000	USD	3,092,968	Standard Chartered Bank	12/22/22	6,529	—
USD	6,080,680	CNH	40,700,000	BNP Paribas	12/22/22	34,111	—
USD	1,778,594	CNH	11,900,000	BNP Paribas	12/22/22	10,678	—
USD	1,389,471	CNH	9,300,000	JPMorgan Chase Bank, N.A.	12/22/22	7,822	—
USD	1,658,189	CNH	11,100,000	Standard Chartered Bank	12/22/22	9,125	—
USD	1,459,030	CNH	9,763,000	Standard Chartered Bank	12/22/22	8,597	—
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	—	(910)
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,460)
USD	36,233,394	CNH	243,500,000	BNP Paribas	6/16/23	—	(61,207)
						$140,486	$(221,034)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Market Index	210	Long	9/16/22	$10,484,250	$(89,804)
					$(89,804)
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
KRW	– South Korean Won
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended July 31, 2022, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,356,270, which represents 0.8% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$20,820,477	$95,455,792	$(116,274,293)	$(1,976)	$ —	$ —	$4,129	—
Liquidity Fund	—	40,747,379	(39,391,109)	—	—	1,356,270	23,339	1,356,270
Total				$(1,976)	$ —	$1,356,270	$27,468
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 4,641,154	$ 86,543,697	$ —	$ 91,184,851
Emerging Europe	—	39,776,385	—	39,776,385
Latin America	13,894,421	—	—	13,894,421
Middle East/Africa	—	22,331,856	—	22,331,856
Total Common Stocks	$18,535,575	$148,651,938*	$ —	$167,187,513
Preferred Stocks	$ —	$ 1,165,183	$ —	$ 1,165,183
Short-Term Investments:
Affiliated Fund	1,356,270	—	—	1,356,270
U.S. Treasury Obligations	—	1,499,328	—	1,499,328
Total Investments	$19,891,845	$151,316,449	$ —	$171,208,294
Forward Foreign Currency Exchange Contracts	$ —	$ 834,730	$ —	$ 834,730
Total	$19,891,845	$152,151,179	$ —	$172,043,024
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (294,612)	$ —	$ (294,612)

Global Macro Capital Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (89,804)	$ —	$ —	$ (89,804)
Total	$ (89,804)	$ (294,612)	$ —	$ (384,416)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.